Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company.

Year	Summary Compensation Table Total for PEO ($) (1)	Summary Compensation Table Total for PEO #2($) (2)	Compensation Actually Paid to PEO ($) (3)	Compensation Actually Paid to PEO #2 ($) (4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Cloud Revenue ($mm)(8)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (7)
2022	$10,551,606	$10,553,341	-$98,248,414	-$4,261,244	$4,622,603	$581,939	$95	$114	-$78	$1,016
2021	$10,626,701	--	$174,858	--	$3,955,839	$5,173,330	$154	$175	-$75	$804
2020	$32,998,933	--	$171,576,972	--	$3,260,400	$10,998,682	$157	$148	-$4	$729

(1)

The dollar amounts reported represent the amount of total compensation reported for Mr. Ossip, who served as our Principle Executive Officer (PEO) in 2020, 2021, and 2022, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary compensation Table” on page 44 for more information.

(2)

The dollar amount reported represents the amount of total compensation reported for Ms. Turner, who served as our Principle Executive Officer (PEO) in 2022, for 2022 in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” on page 44 for more information.

(3)

The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Ossip, as computed in accordance with Item 402(v) of Regulation S-K, in 2020, 2021, and 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ossip during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ossip’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	$10,551,606	-$9,399,991	-$99,400,029	-$98,248,414
2021	$10,626,701	-$9,399,974	-$1,051,869	$174,858
2020	$32,998,933	-$31,689,911	$170,267,950	$171,576,972

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Total Equity Award Adjustments
2022	$8,513,475	+	-$73,518,436	+	-$34,395,068	=	-$99,400,029
2021	$15,503,397	+	$7,211,679	+	-$23,766,945	=	-$1,051,869
2020(i)	$104,843,073	+	$87,875,480	+	-$22,450,603	=	$170,267,950
i.	PSU Awards granted on February 28th, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.

(4)

The dollar amount reported represents the amount of “compensation actually paid” to Ms. Turner, as computed in accordance with Item 402(v) of Regulation S-K in 2022. The dollar amount does not reflect the actual amount of compensation earned by or paid to Ms. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Turner’s total compensation in 2022 to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	$10,553,341	-$9,399,991	-$5,414,594	-$4,261,244

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2022.
(b)	The amounts deducted or added in calculating the total equity award adjustment are as follows:

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Total Equity Award Adjustments
2022	$8,513,475	+	-$7,735,255	+	-$6,192,814	=	-$5,414,594

(5)

The dollar amount reported represent the average of the amount of total compensation reported for our company’s NEOs as a group, excluding our PEOs, in the “Total” column of the Summary Compensation Table. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2020, Noémie C. Heuland, Leagh E. Turner, Christopher R. Armstrong, Scott A. Kitching, Arthur Gitajn, and Ozzie Goldschmied; (b) for 2021, Noémie C. Heuland, Leagh E. Turner, Christopher R. Armstrong, and Rakesh Subramanian; and (c) for 2022, Noémie C. Heuland, Christopher R. Armstrong, Joseph Korngiebel, and Stephen Holdridge.

(6)

The dollar amounts reported represent the average amount of “compensation actually paid” to NEOs as a group, excluding our PEOs, as computed in accordance with Item 402(v) of Regulation S-K in 2020, 2021, and 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs (excluding our PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs (excluding our PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	$4,622,603	$3,809,042	-$231,622	$581,939
2021	$3,955,839	$3,042,685	$4,260,176	$5,173,330
2020	$3,260,400	$2,522,139	$10,260,421	$10,998,682

(a)

The average grant date fair value of equity awards represents the average total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for non-PEO NEOs for the applicable year

(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Total Equity Award Adjustments
2022	$3,449,811	+	-$1,920,435	+	-$1,760,998	=	-$231,622
2021	$4,315,723	+	$209,263	+	-$264,809	=	$4,260,176
2020(i)	$5,292,803	+	$4,912,369	+	$55,249	=	$10,260,421
i.	PSU Awards granted on February 28th, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.
(7)	The peer group used for total shareholder return comparison is the S&P 1500 Application Software Index.
(8)

Cloud Revenue is a GAAP measure, presented on a constant currency basis, that primarily includes revenue generated from solutions that are delivered via two Cloud offerings, Dayforce and Powerpay, adjusted to exclude significant acquisitions or disposals (subject to Board approval). Float revenue is included based on an average budget yield rate and actual volume.

Company Selected Measure Name		Cloud Revenue
Named Executive Officers, Footnote [Text Block]
(1)

The dollar amounts reported represent the amount of total compensation reported for Mr. Ossip, who served as our Principle Executive Officer (PEO) in 2020, 2021, and 2022, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary compensation Table” on page 44 for more information.

(2)

The dollar amount reported represents the amount of total compensation reported for Ms. Turner, who served as our Principle Executive Officer (PEO) in 2022, for 2022 in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” on page 44 for more information.

Peer Group Issuers, Footnote [Text Block]		The peer group used for total shareholder return comparison is the S&P 1500 Application Software Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)

The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Ossip, as computed in accordance with Item 402(v) of Regulation S-K, in 2020, 2021, and 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ossip during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ossip’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	$10,551,606	-$9,399,991	-$99,400,029	-$98,248,414
2021	$10,626,701	-$9,399,974	-$1,051,869	$174,858
2020	$32,998,933	-$31,689,911	$170,267,950	$171,576,972

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Total Equity Award Adjustments
2022	$8,513,475	+	-$73,518,436	+	-$34,395,068	=	-$99,400,029
2021	$15,503,397	+	$7,211,679	+	-$23,766,945	=	-$1,051,869
2020(i)	$104,843,073	+	$87,875,480	+	-$22,450,603	=	$170,267,950
i.	PSU Awards granted on February 28th, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.
(4)

The dollar amount reported represents the amount of “compensation actually paid” to Ms. Turner, as computed in accordance with Item 402(v) of Regulation S-K in 2022. The dollar amount does not reflect the actual amount of compensation earned by or paid to Ms. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Turner’s total compensation in 2022 to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	$10,553,341	-$9,399,991	-$5,414,594	-$4,261,244

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2022.
(b)	The amounts deducted or added in calculating the total equity award adjustment are as follows:

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Total Equity Award Adjustments
2022	$8,513,475	+	-$7,735,255	+	-$6,192,814	=	-$5,414,594

Non-PEO NEO Average Total Compensation Amount		$ 4,622,603	$ 3,955,839	$ 3,260,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	$ 581,939	5,173,330	10,998,682
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)

The dollar amounts reported represent the average amount of “compensation actually paid” to NEOs as a group, excluding our PEOs, as computed in accordance with Item 402(v) of Regulation S-K in 2020, 2021, and 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs (excluding our PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs (excluding our PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	$4,622,603	$3,809,042	-$231,622	$581,939
2021	$3,955,839	$3,042,685	$4,260,176	$5,173,330
2020	$3,260,400	$2,522,139	$10,260,421	$10,998,682

(a)

The average grant date fair value of equity awards represents the average total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for non-PEO NEOs for the applicable year

(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Total Equity Award Adjustments
2022	$3,449,811	+	-$1,920,435	+	-$1,760,998	=	-$231,622
2021	$4,315,723	+	$209,263	+	-$264,809	=	$4,260,176
2020(i)	$5,292,803	+	$4,912,369	+	$55,249	=	$10,260,421
i.	PSU Awards granted on February 28th, 2020, did not meet performance conditions to vest and were forfeited in February of 2021. These awards have $0 CAP values and are not included in the table above.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph shows the compensation actually paid to Mr. Ossip and Ms. Turner and the average amount of compensation actually paid to our named executive officers as a group (excluding our PEOs) during the periods presented.

Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid and Cloud Revenue
Tabular List [Table Text Block]

Tabular List of Company Performance Measures

The following table alphabetically lists the financial performance measures we believe are most important in linking compensation actually paid to the company’s NEOs to the company’s performance during 2022.

1)	Adjusted EBITDA
2)	Cloud Revenue
3)	Sales PEPM ACV

Total Shareholder Return Amount		$ 95	154	157
Peer Group Total Shareholder Return Amount		114	175	148
Net Income (Loss)		$ (78,000,000)	$ (75,000,000)	$ (4,000,000)
Company Selected Measure Amount		1,016,000,000	804,000,000	729,000,000
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]		ERROR: Could not retrieve Word content for fact "(8) Cloud Revenue is a GAAP measure, presented on a constant currency basis, that primarily includes revenue generated from solutions that are delivered via two Cloud offerings, Dayforce and Powerpay, adjusted to exclude significant acquisitions or disposals (subject to Board approval). Float revenue is included based on an average budget yield rate and actual volume."
Mr. Ossip
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 10,551,606	$ 10,626,701	$ 32,998,933
PEO Actually Paid Compensation Amount	$ 0	$ (98,248,414)	$ 174,858	$ 171,576,972
PEO Name		Mr. Ossip	Mr. Ossip	Mr. Ossip
Ms. Turner
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 10,553,341
PEO Actually Paid Compensation Amount		$ (4,261,244)
PEO Name		Ms. Turner
PEO [Member] | Mr. Ossip | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,399,991)	$ (9,399,974)	$ (31,689,911)
PEO [Member] | Mr. Ossip | Equity Awards Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(99,400,029)	(1,051,869)	170,267,950
PEO [Member] | Mr. Ossip | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,513,475	15,503,397	104,843,073
PEO [Member] | Mr. Ossip | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(34,395,068)	(23,766,945)	(22,450,603)
PEO [Member] | Mr. Ossip | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(73,518,436)	7,211,679	87,875,480
PEO [Member] | Ms. Turner | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,399,991)
PEO [Member] | Ms. Turner | Equity Awards Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,414,594)
PEO [Member] | Ms. Turner | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,513,475
PEO [Member] | Ms. Turner | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,192,814)
PEO [Member] | Ms. Turner | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (7,735,255)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		1) Adjusted EBITDA
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		2) Cloud Revenue
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		3) Sales PEPM ACV
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,809,042	3,042,685	2,522,139
Non-PEO NEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(231,622)	4,260,176	10,260,421
Non-PEO NEO [Member] | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,449,811	4,315,723	5,292,803
Non-PEO NEO [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,760,998)	(264,809)	55,249
Non-PEO NEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,920,435)	$ 209,263	$ 4,912,369